Jordan K. Thomsen Vice President, Corporate Counsel Pruco Life Insurance Company of New Jersey Three Gateway Center Newark, NJ 07102 (973) 204-3146 jordan.thomsen@prudential.com

May 3, 2021

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life of New Jersey Variable Appreciable Account (Registration No. 333-229277)

Ladies and Gentlemen:
Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 2; and (ii) that the text of Post-Effective Amendment No. 2 was filed electronically on April 23, 2021 (Accession No. 0000741313-21-000032).

/s/ Jordan K. Thomsen

Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey

via EDGAR